STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
Note 12 - Equity

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

On November 15, 2013, the Company approved an amendment to the Articles of Incorporations to increase the authorized number of shares to Two hundred and fifty million (250,000,000) shares, par value $0.001 per share.

Common Stock

Reverse Acquisition Transaction

Immediately prior to the Share Exchange Agreement on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares were being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

*
On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned by and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone.  These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as salary and compensation - officer.

**
On June 23, 2013, the remaining 3,000,000 Escrow Shares have been earned by and released to Ventures stockholder upon achievement of the Second and the Third Milestones within two (2) years of June 23, 2011, the Closing Date associated with the Milestones.  These shares were valued at $0.20 per share or $600,000 on June 23, 2013 and recorded as salary and compensation - officer.

Common Shares Issued for Obtaining Employee and Director Services

October 14, 2011 Issuance of Common Shares for Director Services

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors.  These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter.

The Company recorded $375,000 and $187,500 in directors' fees for the fiscal year ended March 31, 2013 and for the period from April 11, 2011 (inception) through March 31, 2012, respectively.

The Company recorded the remaining balance of $187,500 for the interim period ended December 31, 2013.

December 4, 2013 Issuance of Common Shares for Director Services

On December 4, 2013 the Company issued 1,500,000 shares to a newly appointed member of the board of directors as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as a director.  These shares were valued at $0.125 per share or $187,500 on the date of grant and are being amortized over the vesting period of two (2) years or $7,811 per month.

The Company recorded $7,811 in director's fees for the interim period ended December 31, 2013.

Common Shares Issued to Parties other than Employees for Acquiring Goods or Services

Common Shares Issued to a Related Party

On July 5, 2012, the Company issued 500,000 restricted shares of its common shares to Growers Synergy Pte Ltd., a corporation organized under the laws of the Republic of Singapore ("Singapore"), owned and controlled by George Blankenbaker, the president, director and a significant stockholder of the Company ("Growers Synergy"), as consideration for services rendered by Growers Synergy to the Company. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market or $272,550 and included in the farm management services - related party.

Common Shares Issued in Connection with Consulting Agreement

On April 18, 2013, the Company issued 1,000,000 shares of its common stock to Mountain Sky International Limited, a Hong Kong corporation ("Mountain Sky"), in partial consideration for consulting services rendered by Mountain Sky.  500,000 of the 1,000,000 shares vested at the time of grant, and 500,000 will vest on the one (1) year anniversary of the date of grant. The 500,000 shares vested on April 30, 2013 were valued at $0.20 per share or $100,000 and recorded as consulting fee.

Sale of Equity Units Including Common Stock and Warrants

Entry into Securities Purchase Agreement

On August 1, 2012, the Company entered into a Securities Purchase Agreement (the "SPA") with two (2) accredited institutional investors (the "Purchasers") to raise $500,000 in a private placement financing. On August 6, 2012, after the satisfaction of certain closing conditions, the Offering closed and the Company issued to the Purchasers: (i) an aggregate of 1,066,667shares of the Company's common stock at $0.46875 per share and (ii) warrants to purchase 1,066,667 shares of the Company's common stock at an exercise price of $0.6405 expiring five (5) years from the date of issuance for a gross proceeds of $500,000.

At closing, the Company reimbursed the investor for legal fees of $12,500 and paid Garden State Securities, Inc,("GSS"), who served as placement agent for the Company in the offering, (i) cash commissions equal to 8.0% of the gross proceeds received in the equity financing or $40,000, and (ii) a warrant to purchase 85,333 shares of the Company's common stock representing 8% of the Shares sold in the Offering with an exercise price of $0.6405 per share expiring five (5) years from the date of issuance (the  "agent warrants") to GSS  or its  designee.

The units were sold at $0.46875 per unit consisting one common share and the warrant to purchase one (1) common share for gross proceeds of $500,000.  In connection with the August 6, 2012 equity unit offering the Company paid (i) GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000 and (ii) $12,500 in legal fees and resulted in a net proceeds of $447,500.

Per the terms of the SPA, from the date until one (1) year anniversary of the closing date, if the Company issues or sells any shares of the Company's common stock at a price that is less than the per share purchase price, than immediately without any obligation of or notice to the Purchasers, the per share purchase price paid shall be reduced to be the discounted per share purchase price and the number of shares issuable under this agreement shall be deemed increased to the subscription amount paid by such Purchaser. On October 1, 2013,
The Company issued 286,666 common shares to the investor according to this anti-dilutive term.

Exercise of Warrants with Issuance of New Warrants per the Warrant Reset Offer

On May 3, 2013, the Company entered into a Warrant Exercise Reset Offer Letter Agreement (the "Reset Letter") with an investor (the "Investor") whereby the Company and the Investor agreed that the Investor would immediately exercise his warrant to purchase 853,333 shares of common stock of the Company at an exercise price of $0.20 per share for cash in the aggregate of $170,667.  In  consideration  for the Investor's  immediate  exercise,  the Company agreed to issue to the Investor three (3) new warrants in the amounts of 1,877,333, 1,066,666  and  2,346,666,  with exercise  prices of $0.20,  $0.25 and $0.25 per share, respectively (the "Series A Warrants",  "Series B Warrants" and "Series C Warrants",  respectively,  and collectively  the "New  Warrants").  The Series A Warrants are subject to the Company's call right, and the Series C Warrants are only exercisable upon the Investor's exercise in full of the Series A Warrants. In connection with the Reset Letter, the Company agreed to use its best efforts to file a registration statement (the "Registration Statement") with the United States Securities and Exchange Commission (the "SEC") within ten (10) business days. The Company will use its best efforts to have  the  Registration  Statement declared effective by the SEC within thirty (30) days. The Company filed a registration statement (the "Registration Statement") with the Securities and Exchange Commission (the "SEC") within ten (10) business days which was declared effective by the SEC within thirty (30) days.

Issuance of Common Stock per the Settlement Agreement

On July 25, 2013, the Supreme Court of the State of New York, County of New York (the  "Court"),  entered  an order (the  "Order")  approving the settlement  (the "Settlement Agreement")  between the Company and Hanover Holdings I, LLC, a New York limited  liability company  ("Hanover"),  Hanover commenced the action against the Company on July 12, 2013 to recover $1,042,000 of past-due accounts payable of the Company, plus fees and costs (the  "Claim"). The Settlement Agreement became effective and binding upon the Company and Hanover upon execution of the Order by the Court on July 25, 2013.

On July 26, 2013, the Company issued and delivered to Hanover 7,500,000 shares (the "Initial  Settlement  Shares") of the Company's common stock,  $0.001 par value (the "Common  Stock"),  pursuant to the terms of the Settlement Agreement approved by the Order.

The Settlement  Agreement  provides that the Initial Settlement Shares will be  subject  to  adjustment  on  the  trading  day  immediately   following  the Calculation Period to reflect the  intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the  Settlement  Agreement be based upon a specified  discount to the trading volume  weighted  average price (the "VWAP") of the Common Stock for a specified period of time subsequent to the Court's entry of the Order.  Specifically,  the total number of shares of Common  Stock to be issued to Hanover pursuant to the Settlement Agreement shall be equal to the sum of: (i) the quotient obtained by dividing (A) $1,042,000 (representing the total amount of the Claim), by (B) 65% of  the  average  of  the  lowest  40  VWAPs  of  the  Common   Stock  over  the 120-consecutive  trading day period  (subject to extension  under the Settlement Agreement)  immediately following the date of issuance of the Initial Settlement Shares (or such shorter  trading-day  period as may be  determined by Hanover in its  sole  discretion  by  delivery  of  written  notice  to the  Company)  (the "Calculation  Period");  (ii) the  quotient  obtained by dividing  (A)  $22,500, representing  (1)  $25,000 of  Hanover's  legal fees and  expenses  incurred  in connection  with the Action  that the  Company has agreed to pay less (2) $2,500 heretofore paid by the Company, by (B) 100% of the VWAP of the Common Stock over the Calculation  Period;  and (iii) the quotient  obtained by dividing (A) agent fees  of  $83,360,  by (B)  100%  of the  VWAP  of the  Common  Stock  over  the Calculation  Period,  rounded up to the nearest whole share (the "VWAP Shares"). As a  result,  the  Company  ultimately  may be  required  to issue  to  Hanover substantially  more shares of Common Stock than the number of Initial Settlement Shares issued  (subject to the  limitations  described  below).  The  Settlement Agreement further provides that if, at any time and from time to time during the Calculation  Period,  Hanover  reasonably  believes  that the  total  number  of Settlement  Shares  previously  issued to  Hanover  shall be less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the Settlement  Agreement,  Hanover may, in its sole discretion,  deliver one or more written  notices to the  Company,  at any time and from time to time during the Calculation Period,  requesting that a specified number of additional shares of Common  Stock  promptly be issued and  delivered  to Hanover or its  designee (subject to the  limitations  described  below),  and the Company will upon such request  reserve  and issue  the  number of  additional  shares of Common  Stock requested to be so issued and  delivered  in the notice (all of such  additional shares of  Common  Stock,  "Additional  Settlement  Shares").  At the end of the Calculation  Period,  (i) if the  number of VWAP  Shares  exceeds  the number of Initial  Settlement  Shares and Additional  Settlement  Shares issued,  then the Company will issue to Hanover or its designee  additional shares of Common Stock equal to the  difference  between  the  number of VWAP  Shares and the number of Initial  Settlement  Shares and Additional  Settlement  Shares,  and (ii) if the number of VWAP Shares is less than the number of Initial  Settlement  Shares and Additional Settlement Shares issued, then Hanover or its designee will return to the Company for cancellation  that number of shares of Common Stock equal to the difference  between  the  number  of VWAP  Shares  and  the  number  of  Initial Settlement Shares and Additional Settlement Shares.  Hanover may sell the shares of Common Stock issued to it or its designee in connection with the Settlement Agreement at any time without restriction, even during the Calculation Period.

The  Settlement  Agreement  provides  that in no event  shall the number of shares of Common Stock issued to Hanover or its designee in connection  with the Settlement Agreement, when aggregated with all other shares of Common Stock then beneficially  owned by Hanover and its  affiliates  (as  calculated  pursuant to Section 13(d) of the Securities  Exchange Act of 1934, as amended (the "Exchange Act"),  and the  rules and  regulations  thereunder),  result in the  beneficial ownership by Hanover and its affiliates (as calculated pursuant to Section 13(d) of the Exchange  Act and the rules and  regulations  thereunder)  at any time of more than 9.99% of the Common Stock.

On September 30, 2013, the Company issued and delivered to Hanover 2,000,000 Additional Settlement Shares pursuant to the terms of the Settlement Agreement approved by the Order. Since the issuance of the Initial Settlement Shares and Additional Settlement Shares described above, Hanover demonstrated to the Company's satisfaction that it was entitled to receive another 3,500,000 Additional Settlement Shares, based on the adjustment formula described above, and that the issuance of such Additional Settlement Shares to Hanover would not result in Hanover exceeding the beneficial ownership limitation set forth above. On December 13, 2013, the Company issued and delivered to Hanover another 3,500,000 Additional Settlement Shares and on January 22, 2014, the Company issued and delivered to Hanover the final 2,538,882 Additional Settlement Shares pursuant to the terms of the Settlement Agreement approved by the Order.

The Company considered the settlement of debt with common shares as an extinguishment of debt and applied extinguishment accounting accordingly.  The Company compared the trade accounts payable and related settlement costs with the fair value of common shares issued. Because the fair value of common shares issued was $561,077 greater than trade accounts payable and related settlement costs, the Company applied extinguishment accounting, resulting in a loss on extinguishment of debt of $561,077, for the reporting period ended December 31, 2013.

Warrants

Issuances of Warrants in Connection with Securities Purchase Agreement

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares of the Company's common stock to the investors with an exercise price of $0.6405 per share subject to certain adjustments per Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance in connection with the sale of common shares. The exercise price and number of warrant shares were reset to $0.25 per share and 2,732,801 shares, respectively, due to the occurrence of the February 26, 2013 reset event.

Issuance of Warrants to the Placement Agent as Compensation

Garden State Securities, Inc. (the "GSS") served as the placement agent of the Company for the equity financing on August 1, 2012. Per the engagement agreement signed between GSS and the Company, in consideration for services rendered as the placement agent, the Company agreed to: (i) pay GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000, and (ii) issue to GSS  or its  designee,  a warrant  to  purchase  85,333  shares  of  the  Company's  common  stock representing  8% of the warrants sold in the Offering) with an exercise price of $0.6405 per share subject to certain adjustments per Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance (the "agent warrants"). The agent warrants also provide for the same registration rights and obligations as set forth in the Rights Agreement with respect to the Warrants and Warrant Shares. The exercise price and number of warrant shares were reset to $0.25 per share and 2,732,801 shares, respectively, due to the occurrence of the February 26, 2013 reset event.

Garden State Securities, Inc. (the "Placement Agent") served as the placement agent of the Company for the Warrant Reset Offering on May 6, 2013. In consideration for services rendered as the Placement Agent, the Company agreed to: (i) pay to the Placement Agent cash commissions equal to $13,653, (ii) warrants equal to eight percent (8%) of the aggregate number of shares exercised by the Investor, and (iii) upon exercise of the New Warrants by the Company,  the  Placement  Agent will receive additional  warrants  equal to eight percent (8%) of the number of shares issued upon exercise of the New Warrants (collectively, the "Agent Warrants").

Note 11 - Equity

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

Common Stock

Reverse Acquisition Transaction

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

Make Good Agreement Shares

(i) Duration of Escrow Agreement

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all escrow shares, or (ii) December 31, 2013.

(ii) Disbursement of Make Good Shares

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NON-COMPLETION NOTICE").

(iii) Exhibit A - Schedule of Milestones

Milestones	Completion Date	Number of Escrow Shares

I.

(1)Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)Enter into farm management agreements with local growers including the Provincial and National projects;
(4)Take over management of three existing nurseries
	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached (*)

II. Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares (**)

III. Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares (**)

*
On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone.  These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

**
On June 23, 2013, the remaining 3,000,000 Escrow Shares have been earned to Ventures stockholder upon achievement of the Second and the Third Milestones within two (2) years of June 23, 2011, the Closing Date associated with the Milestones.  These shares were valued at $0.20 per share or $600,000 on June 23, 2013 and recorded as compensation.

Common Shares Surrendered for Cancellation

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation.  The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

Common Shares Issued for Cash

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

Common Shares Issued for Obtaining Employee and Director Services

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors.  These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter.  The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012.  The Company recorded $375,000 in directors' fees for the fiscal year ended March 31, 2013.

Common Shares Issued to Parties other than Employees for Acquiring Goods or Services

Equity Purchase Agreement and Related Registration Rights Agreement

(i) Equity Purchase Agreement

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(ii) Registration Rights Agreement

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the Company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(iii) Common Shares Issued Upon Signing

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights.  These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

Marketing Service Agreement - Empire Relations Group, Inc.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(i) Scope of Services

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(ii) Term

The term of this agreement were consummated from the date hereof, and automatically terminated on May 30, 20 12.

(iii) Compensation

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.

Common Shares Issued in Connection with Entry into Technology Acquisition Agreement

On July 5, 2012, the Company entered into a Technology Acquisition Agreement (the "Technology Acquisition Agreement") with Technew Technology Limited ("Technew"), pursuant to which the Company acquired the rights to certain technology from Technew in exchange for 3,000,000 restricted shares of the Company's common stock. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration its restricted nature and lack of liquidity and consistent trading in the market or $1,635,300, which was recorded as acquired technology and amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

Common Shares Issued to a Related Party

On July 5, 2012, the Company issued 500,000 restricted shares of its common shares to Growers Synergy Pte Ltd., a corporation organized under the laws of the Republic of Singapore ("Singapore"), owned and controlled by George Blankenbaker, the president, director and a significant stockholder of the Company ("Growers Synergy"), as consideration for services rendered by Growers Synergy to the Company. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market or $272,550 and included in the farm management services - related party in the consolidated statements of operations.

Sale of Equity Unit Inclusive of Common Stock and Warrants

Entry into Securities Purchase Agreement

On August 1, 2012, the Company entered into a Securities Purchase Agreement (the "SPA") with two (2) accredited institutional investors (the "Purchasers") to raise $500,000 in a private placement financing. On August 6, 2012, after the satisfaction of certain closing conditions, the Offering closed and the Company issued to the Purchasers: (i) an aggregate of 1,066,667  shares of the Company's common stock at $0.46875 per share and (ii) warrants to purchase 1,066,667 shares of the Company's common stock at an exercise price of $0.6405 expiring five (5) years from the date of issuance for a gross proceeds of $500,000.

At closing, the Company reimbursed the investor for legal fees of $12,500 and paid Garden State Securities, Inc,("GSS"), who served as placement agent for the Company in the offering, (i) cash commissions equal to 8.0% of the gross proceeds received in the equity financing or $40,000, and (ii) a warrant to purchase 85,333 shares of the Company's common stock representing 8% of the Shares sold in the Offering with an exercise price of $0.6405 per share expiring five (5) years from the date of issuance (the  "agent warrants") to GSS  or its  designee.

The units were sold at $0.46875 per unit consisting one common share and the warrant to purchase one (1) common share for gross proceeds of $500,000.  In connection with the August 6, 2012 equity unit offering the Company paid (i) GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000 and (ii) $12,500 in legal fees and resulted in a net proceeds of $447,500.

The Company intended to use the net  proceeds  from the Offering to advance the Company's  ability to execute its growth  strategy and to aid in the commercial  development  of the  recently  announced  launch  of  the  Company's majority-owned subsidiary, Stevia Technew Limited.

Entry into Registration Rights Agreement

In connection with the equity financing on August 1, 2012, the Company also entered into a registration rights agreement with the Purchasers (the "rights agreement").  The Rights Agreement requires the Company to file a registration statement (the "Registration Statement") with the Securities and Exchange Commission (the "SEC") within thirty (30) days of the Company's entrance into the rights agreement (the "filing date") for the resale by the Purchasers of all of the Shares and all of the shares of common stock issuable upon exercise of the Warrants (the "registrable securities"). The Company filed the Registration Statement with the Securities and Exchange Commission (the "SEC") within thirty (30) days of the Company's entrance into the rights agreement.

The registration statement must be declared effective by the SEC within one hundred and twenty (120) days of the closing date of the Offering subject to certain adjustments.  If the  registration statement is not filed prior to the filing date, the Company will be required to pay certain liquidated damages, not to exceed in the aggregate 6% of the purchase price paid by the Purchasers pursuant to the SPA. The Registration Statement was declared effective by the SEC within one hundred and twenty (120) days of the closing date of the Offering subject to certain adjustments.

Warrants

Issuances of Warrants in Connection with Entry into Securities Purchase Agreement

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors with an exercise price of $0.6405 per share subject to certain adjustments per Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance in connection with the sale of common shares. The exercise price and number of warrant shares were reset to $0.25 per share and 2,732,801 shares, respectively, due to the occurrence of the February 26, 2013 reset event.

Issuance of Warrants to the Placement Agent as Compensation

Garden State Securities, Inc. (the "GSS") served as the placement agent of the Company for the equity financing on August 1, 2012. Per the engagement agreement signed between GSS and the Company, in consideration for services rendered as the placement agent, the Company agreed to: (i) pay GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000, and (ii) issue to GSS  or its  designee,  a warrant  to  purchase  85,333  shares  of  the  Company's  common  stock representing  8% of the warrants sold in the Offering) with an exercise price of $0.6405 per share subject to certain adjustments per Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance (the "agent warrants"). The agent warrants also provide for the same registration rights and obligations as set forth in the Rights Agreement with respect to the Warrants and Warrant Shares. The exercise price and number of warrant shares were reset to $0.25 per share and 2,732,801 shares, respectively, due to the occurrence of the February 26, 2013 reset event.